Investment Objectives and Goals - WisdomTree Global Defense Fund	Jul. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Global Defense Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Global Defense Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Defense Index (the “Index”).